Subordinated Debt - Summary of Subordinated Debt (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total debt securities	₸ 99,468	₸ 140,378	₸ 139,711
Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Total debt securities	₸ 62,369	67,608	₸ 67,665
Third Bond Program - Fourth Issue | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	June 2025
Nominal interest rate	10.70%
Total debt securities	₸ 62,274	62,269
Debt Component of Preference Shares | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Total debt securities	₸ 95	90
Second bond Program -Third Issue | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	February 2023
Nominal interest rate	2% plus inflation rate
Total debt securities		₸ 5,249